Commitments and Contingencies - Commitments and Conditional Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	$ 45,177	$ 31,103
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	462	322
Unused Commercial Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	49,026	44,962
Unused Home Equity Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	$ 29,843	$ 29,733